UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, October 30, 2007


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$125,467

List of Other Included Managers:    NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      970    10366 SH       SOLE                    10366             10366
Adobe Systems Inc              COM              00724F101      258     5900 SH       SOLE                     5900              5900
Albemarle Corp                 COM              012653101      297     6730 SH       SOLE                     6730              6730
Alltel Corp                    COM              020039103      326     4680 SH       SOLE                     4680              4680
Altria Group Inc               COM              02209S103     2343    33695 SH       SOLE                    33695             33695
American Express Co.           COM              025816109      386     6500 SH       SOLE                     6500              6500
Anheuser Busch Co.             COM              035229103      285     5700 SH       SOLE                     5700              5700
BMC Software                   COM              055921100      354    11325 SH       SOLE                    11325             11325
BP-Amoco                       COM              055622104      367     5288 SH       SOLE                     5288              5288
Bank Of America Corp           COM              060505104      611    12152 SH       SOLE                    12152             12152
Baxter International Inc.      COM              071813109      303     5375 SH       SOLE                     5375              5375
Boeing Co                      COM              097023105      361     3440 SH       SOLE                     3440              3440
CBS Corp.                      COM              124857202      258     8205 SH       SOLE                     8205              8205
Celanese Corp A                COM              150870103      204     5245 SH       SOLE                     5245              5245
Centurytel Inc.                COM              156700106      369     7990 SH       SOLE                     7990              7990
Church & Dwight Co Inc         COM              171340102      292     6200 SH       SOLE                     6200              6200
Cigna Corp                     COM              125509109      428     8040 SH       SOLE                     8040              8040
Citigroup Inc                  COM              172967101     1922    41183 SH       SOLE                    41183             41183
Corning Inc                    COM              219350105      266    10790 SH       SOLE                    10790             10790
Devon Energy Corp              COM              25179M103      251     3020 SH       SOLE                     3020              3020
Eaton Corp                     COM              278058102      208     2100 SH       SOLE                     2100              2100
Edison International           COM              281020107      371     6695 SH       SOLE                     6695              6695
Electronic Data Systems Corp.  COM              285661104      290    13290 SH       SOLE                    13290             13290
Erie Indemnity Co              COM              29530P102     1746    28564 SH       SOLE                    28564             28564
Exxon Mobil Corp               COM              30231G102     1121    12109 SH       SOLE                    12109             12109
F N B Corp-Pa                  COM              302520101      232    14000 SH       SOLE                    14000             14000
Fedex Corp                     COM              31428X106      419     4000 SH       SOLE                     4000              4000
General Dynamics Corp          COM              369550108      253     3000 SH       SOLE                     3000              3000
General Electric Co            COM              369604103     1559    37661 SH       SOLE                    37661             37661
Global Industries Ltd          COM              379336100      242     9385 SH       SOLE                     9385              9385
Hewlett-Packard Co.            COM              428236103      544    10924 SH       SOLE                    10924             10924
Holly Corp.                    COM              435758305      506     8460 SH       SOLE                     8460              8460
Humana Inc.                    COM              444859102      278     3985 SH       SOLE                     3985              3985
IAC/Interactivecorp            COM              44919P300      263     8850 SH       SOLE                     8850              8850
IBM                            COM              459200101      635     5390 SH       SOLE                     5390              5390
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000             15000
Kraft Foods Inc Cl A           COM              50075N104      855    24772 SH       SOLE                    24772             24772
L-3 Communications Holdings    COM              502424104      924     9050 SH       SOLE                     9050              9050
Legg Mason Inc                 COM              524901105      236     2800 SH       SOLE                     2800              2800
Lincoln National Corp.         COM              534187109      268     4055 SH       SOLE                     4055              4055
Loews Corp Carolina Group      COM              540424207      469     5700 SH       SOLE                     5700              5700
Materials Select Sector SPDR E COM              81369Y100      520    12360 SH       SOLE                    12360             12360
McKesson Hboc Inc.             COM              58155Q103      542     9220 SH       SOLE                     9220              9220
Nationwide Financial Services  COM              638612101      308     5715 SH       SOLE                     5715              5715
Oneok Inc.                     COM              682680103      314     6620 SH       SOLE                     6620              6620
Online Sales Strategies Inc.   COM              68275g109        0    10183 SH       SOLE                    10183             10183
Overseas Shipholding Group Inc COM              690368105      227     2950 SH       SOLE                     2950              2950
Pepsico Inc                    COM              713448108      332     4525 SH       SOLE                     4525              4525
Pfizer Inc                     COM              717081103      228     9330 SH       SOLE                     9330              9330
Principal Financial Grp        COM              74251v102      203     3225 SH       SOLE                     3225              3225
Procter & Gamble Co            COM              742718109      590     8384 SH       SOLE                     8384              8384
Qwest Communications           COM              749121109      350    38225 SH       SOLE                    38225             38225
Raytheon Co                    COM              755111507      438     6870 SH       SOLE                     6870              6870
SEI Investments Co             COM              784117103      254     9300 SH       SOLE                     9300              9300
Schlumberger Ltd.              COM              806857108      263     2500 SH       SOLE                     2500              2500
Stericycle                     COM              858912108      229     4000 SH       SOLE                     4000              4000
Stryker Corp                   COM              863667101      232     3381 SH       SOLE                     3381              3381
Teleflex Corp.                 COM              879369106      364     4670 SH       SOLE                     4670              4670
Tidewater Inc.                 COM              886423102      348     5530 SH       SOLE                     5530              5530
Travelers Cos Inc              COM              89417E109      401     7965 SH       SOLE                     7965              7965
US Bancorp Del Com New         COM              902973304      257     7900 SH       SOLE                     7900              7900
Union Pacific Corp.            COM              907818108      283     2500 SH       SOLE                     2500              2500
Verizon Communications         COM              92343V104      288     6513 SH       SOLE                     6513              6513
Wachovia Corporation Com       COM              929903102      235     4686 SH       SOLE                     4686              4686
Walgreen Co.                   COM              931422109      373     7900 SH       SOLE                     7900              7900
Wells Fargo & Co               COM              949746101      500    14025 SH       SOLE                    14025             14025
Xerox Corp.                    COM              984121103      179    10350 SH       SOLE                    10350             10350
Davis Ny Venture Y             MF               239080401      220     5267 SH       SOLE                     5267              5267
Fidelity Adv Equity Growth Fd  MF               315805101      361     5352 SH       SOLE                     5352              5352
Franklin Income Fd             MF               353496805       45    16449 SH       SOLE                    16449             16449
Schwab Instl Select S&P 500    MF               808509798    18027  1477661 SH       SOLE                  1477661           1477661
Vanguard Index 500 Portfolio   MF               922908108     4594    32673 SH       SOLE                    32673             32673
iShares S&P 500 ETF            MF               464287200     1189     7774 SH       SOLE                     7774              7774
Buffalo Science & Technology F MF               119530103     4918   322082 SH       SOLE                   322082            322082
Calamos Growth Fd              MF               128119302    12338   187943 SH       SOLE                   187943            187943
Janus MC Value Fd              MF               471023598     2774   106090 SH       SOLE                   106090            106090
Meridian Growth Fund           MF               589619105     1560    36450 SH       SOLE                    36450             36450
Muhlenkamp Fd                  MF               962096103    11964   139961 SH       SOLE                   139961            139961
Oakmark Select Fd              MF               413838608      756    22878 SH       SOLE                    22878             22878
Rainier Small/Mid Growth Fd    MF               750869208     2725    59376 SH       SOLE                    59376             59376
T Rowe MC Growth               MF               779556109     6895   107815 SH       SOLE                   107815            107815
iShares Russell MC ETF         MF               464287473      747     4936 SH       SOLE                     4936              4936
iShares Russell MC Growth ETF  MF               464287481     3199    27557 SH       SOLE                    27557             27557
Buffalo SC Fund                MF               119804102     1780    61343 SH       SOLE                    61343             61343
Diamond Hill SC Fd             MF               25264S304      853    33938 SH       SOLE                    33938             33938
Janus SC Value Fd              MF               471023564      858    31039 SH       SOLE                    31039             31039
UMB Scout SC Fd                MF               904199700     2964   156840 SH       SOLE                   156840            156840
Vanguard Explorer Fd           MF               921926101     2170    26528 SH       SOLE                    26528             26528
iShares Russell 2000 Growth ET MF               464287648      794     9328 SH       SOLE                     9328              9328
iShares Russell 2000 Value ETF MF               464287630      818    10635 SH       SOLE                    10635             10635
Artisan Int'l Fund             MF               04314H204     3183    94300 SH       SOLE                    94300             94300
Julius Baer Intl A             MF               481370104     2544    51707 SH       SOLE                    51707             51707
T.Rowe Emerging Market Stock F MF               77956g864      388     8862 SH       SOLE                     8862              8862
Thornburg In'tl Value I        MF               885215566      691    18805 SH       SOLE                    18805             18805
UMB Scout Int'l Fd             MF               904199403     5582   146694 SH       SOLE                   146694            146694